Recoverable taxes (Details) - Schedule of tax credits - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
Recoverable taxes (Details) - Schedule of tax credits [Line Items]
Recoverable taxes	R$ 1,982	R$ 1,646
Recoverable taxes, Current	1,055	876
Recoverable taxes, Non-current	927	770
State tax credits – ICMS [Member]
Recoverable taxes (Details) - Schedule of tax credits [Line Items]
Recoverable taxes	1,210	1,153
Social Integration Program and Contribution for Social Security Financing - PIS/COFINS [Member]
Recoverable taxes (Details) - Schedule of tax credits [Line Items]
Recoverable taxes	587	370
Social Security Contribution - INSS [Member]
Recoverable taxes (Details) - Schedule of tax credits [Line Items]
Recoverable taxes	90	54
Income tax and social contribution [Member]
Recoverable taxes (Details) - Schedule of tax credits [Line Items]
Recoverable taxes	74	61
Others [Member]
Recoverable taxes (Details) - Schedule of tax credits [Line Items]
Recoverable taxes	R$ 21	R$ 8